Convertible Redeemable Preferred Shares - Voting Rights, Dividend and Liquidation (Details) - Class B ordinary shares - Vote	1 Months Ended		12 Months Ended
	May 31, 2019	Aug. 31, 2018	Dec. 31, 2021
Temporary Equity [Line Items]
Number of votes per share	30	1
Dividend distribution as percentage of temporary equity issue price			10.00%
If Liquidation, percentage of temporary equity issue price			150.00%